SCHEDULE OF INVESTMENTS
Thornburg International Equity Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 93.0%
	Banks — 4.6%
	Banks — 4.6%
	BNP Paribas SA	514,668	$ 32,415,892
	ING Groep NV Series N,	4,929,917	66,372,606
	United Overseas Bank Ltd.	857,361	17,750,745
			116,539,243
	Capital Goods — 13.9%
	Aerospace & Defense — 4.3%
	Rheinmetall AG	152,255	41,668,090
	Safran SA	419,529	65,674,580
	Construction & Engineering — 2.1%
	Ferrovial SE	1,691,709	53,478,430
	Electrical Equipment — 5.4%
	ABB Ltd.	1,766,786	69,443,642
	Schneider Electric SE	374,143	67,959,787
	Industrial Conglomerates — 2.1%
	Hitachi Ltd.	846,548	52,190,935
			350,415,464
	Commercial & Professional Services — 1.9%
	Professional Services — 1.9%
	Recruit Holdings Co. Ltd.	1,514,469	47,891,625
			47,891,625
	Consumer Discretionary Distribution & Retail — 3.4%
	Broadline Retail — 3.4%
[a]	Alibaba Group Holding Ltd.	8,244,937	85,437,581
			85,437,581
	Consumer Durables & Apparel — 3.2%
	Household Durables — 2.5%
	Sony Group Corp.	696,709	62,599,759
	Textiles, Apparel & Luxury Goods — 0.7%
	LVMH Moet Hennessy Louis Vuitton SE	20,150	18,975,374
			81,575,133
	Consumer Services — 2.5%
	Hotels, Restaurants & Leisure — 2.5%
[a,b]	Meituan Class B	4,079,215	63,666,155
			63,666,155
	Consumer Staples Distribution & Retail — 3.5%
	Consumer Staples Distribution & Retail — 3.5%
	Alimentation Couche-Tard, Inc.	374,804	19,219,049
	Seven & i Holdings Co. Ltd.	1,586,610	68,227,694
			87,446,743
	Energy — 4.7%
	Oil, Gas & Consumable Fuels — 4.7%
	Shell plc	965,617	29,076,344
	TotalEnergies SE	1,574,144	90,265,475
			119,341,819
	Financial Services — 3.0%
	Capital Markets — 1.7%
	B3 SA - Brasil Bolsa Balcao	8,317,967	25,380,205
	Hong Kong Exchanges & Clearing Ltd.	472,930	17,816,352
	Financial Services — 1.3%
[a,b]	Adyen NV	8,669	15,001,059
	Fidelity National Information Services, Inc.	341,192	18,663,202
			76,860,818
	Food, Beverage & Tobacco — 4.8%

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Equity Fund	June 30, 2023 (Unaudited)

Issuer-Description	SHARES	VALUE
Beverages — 3.2%
Kweichow Moutai Co. Ltd. Class A	348,544	$ 81,137,644
Food Products — 1.6%
Danone SA	101,102	6,193,507
Nestle SA	275,612	33,133,179
		120,464,330
Health Care Equipment & Services — 0.9%
Health Care Equipment & Supplies — 0.9%
Alcon, Inc.	113,162	9,291,732
Olympus Corp.	806,166	12,659,982
		21,951,714
Household & Personal Products — 3.9%
Personal Care Products — 3.9%
L’Oreal SA	174,441	81,298,519
Shiseido Co. Ltd.	381,995	17,189,047
		98,487,566
Insurance — 4.1%
Insurance — 4.1%
Assicurazioni Generali SpA	1,879,745	38,192,942
NN Group NV	1,778,040	65,792,109
		103,985,051
Materials — 6.5%
Chemicals — 5.9%
Air Liquide SA	299,155	53,601,126
Akzo Nobel NV	344,414	28,081,620
Linde plc	178,867	68,215,316
Metals & Mining — 0.6%
Norsk Hydro ASA	2,314,783	13,758,958
		163,657,020
Media & Entertainment — 4.3%
Entertainment — 1.3%
Nintendo Co. Ltd.	723,610	32,806,796
Interactive Media & Services — 3.0%
Tencent Holdings Ltd.	1,780,322	75,338,792
		108,145,588
Pharmaceuticals, Biotechnology & Life Sciences — 5.9%
Pharmaceuticals — 5.9%
AstraZeneca plc	419,267	60,041,182
Roche Holding AG	290,328	88,715,388
		148,756,570
Semiconductors & Semiconductor Equipment — 4.1%
Semiconductors & Semiconductor Equipment — 4.1%
NVIDIA Corp.	97,198	41,116,698
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	608,526	61,412,444
		102,529,142
Software & Services — 1.4%
Software — 1.4%
Constellation Software, Inc.	16,647	34,491,051
		34,491,051
Technology Hardware & Equipment — 2.3%
Electronic Equipment, Instruments & Components — 2.3%
Keyence Corp.	123,275	57,966,033
		57,966,033
Telecommunication Services — 3.0%
Diversified Telecommunication Services — 1.9%
Orange SA	4,241,403	49,531,215

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Equity Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Wireless Telecommunication Services — 1.1%
	Vodafone Group plc	29,064,854	$ 27,304,061
			76,835,276
	Transportation — 3.2%
	Ground Transportation — 3.2%
	Canadian Pacific Kansas City Ltd.	1,016,066	82,067,651
			82,067,651
	Utilities — 7.9%
	Electric Utilities — 5.9%
	Endesa SA	2,030,396	43,535,927
	Enel SpA	8,556,297	57,588,360
	Iberdrola SA	3,798,970	49,537,976
	Multi-Utilities — 2.0%
	E.ON SE	3,912,110	49,860,703
			200,522,966
	Total Common Stock (Cost $1,997,162,006)		2,349,034,539
	Short-Term Investments — 6.5%
[c]	Thornburg Capital Management Fund	16,537,183	165,371,829
	Total Short-Term Investments (Cost $165,371,829)		165,371,829
	Total Investments — 99.5% (Cost $2,162,533,835)		$2,514,406,368
	Other Assets Less Liabilities — 0.5%		12,296,542
	Net Assets — 100.0%		$2,526,702,910

Outstanding Forward Currency Contracts To Buy Or Sell At June 30, 2023
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	BBH	Sell	138,063,600	7/11/2023	150,697,766	$ 753,861	$ —

Net unrealized appreciation (depreciation)						$753,861

*	Counterparty includes Brown Brothers Harriman & Co. ("BBH").

Footnote Legend
a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2023, the aggregate value of these securities in the Fund’s portfolio was $78,667,214, representing 3.11% of the Fund’s net assets.
c	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg International Equity Fund	June 30, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg International Equity Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg International Equity Fund	June 30, 2023 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/22	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/23	Dividend Income
Thornburg Capital Mgmt. Fund	$201,533,193	$590,211,677	$(626,373,041)	$-	$-	$165,371,829	$4,795,730